Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Assets
Cash and Cash Equivalents	$ 81,262	$ 68,495	$ 87,466
Interest Bearing Deposits with Banks	4,658	5,275	5,734
Securities (Notes 2 and 12)
Trading	124,600	119,081	108,177
Fair value through profit or loss	16,512	16,764	13,641
Fair value through other comprehensive income	53,831	56,519	43,561
Debt securities at amortized cost	115,509	122,102	106,590
Investments in associates and joint ventures	1,378	1,490	1,293
Securities, net	311,830	315,956	273,262
Securities Borrowed or Purchased Under Resale Agreements	113,442	118,575	113,194
Loans (Notes 3 and 12)
Residential mortgages	171,863	166,733	148,880
Consumer instalment and other personal	103,569	104,357	86,103
Credit cards	11,700	11,063	9,663
Business and government	347,225	355,972	309,310
Loans gross of allowance for loan losses	634,357	638,125	553,956
Allowance for credit losses (Notes 3 and 12)	(3,520)	(3,350)	(2,617)
Loans,net	630,837	634,775	551,339
Other Assets
Derivative instruments	33,153	31,960	48,160
Customers' liability under acceptances	9,554	10,591	13,235
Premises and equipment	6,012	6,111	4,841
Goodwill (Note 12)	15,913	16,025	5,285
Intangible assets (Note 12)	5,121	5,158	2,193
Current tax assets	1,925	2,127	1,421
Deferred tax assets	2,880	2,369	1,175
Other	31,967	33,474	31,894
Other assets	106,525	107,815	108,204
Total Assets	1,248,554	1,250,891	1,139,199
Liabilities and Equity
Deposits (Notes 4 and 12)	883,569	875,443	769,478
Other Liabilities
Derivative instruments	43,276	41,802	59,956
Acceptances	9,554	10,591	13,235
Securities sold but not yet purchased	46,442	45,302	40,979
Securities lent or sold under repurchase agreements	96,149	105,179	103,963
Securitization and structured entities' liabilities	26,667	25,759	27,068
Other	60,641	62,535	45,332
Other liabilities	282,729	291,168	290,533
Subordinated Debt (Note 4)	8,062	8,195	8,150
Total Liabilities	1,174,360	1,174,806	1,068,161
Equity
Contributed surplus	330	327	317
Retained earnings	44,500	44,143	45,117
Accumulated other comprehensive income (loss)	(89)	2,576	1,552
Total shareholders' equity	74,173	76,066	71,038
Non-controlling interest in subsidiaries (Note 5)	21	19	0
Total Equity	74,194	76,085	71,038
Total Liabilities and Equity	1,248,554	1,250,891	1,139,199
Preferred shares and other equity instruments (Note 5) [member]
Equity
Issued capital	6,958	6,958	6,308
Total Equity	6,958	6,958	6,308
Common shares (Note 5) [member]
Equity
Issued capital	22,474	22,062	17,744
Total Equity	$ 22,474	$ 22,062	$ 17,744